Vessels	12 Months Ended
Dec. 31, 2019
Vessels [Abstract]
Vessels

4.Vessels

Acquisitions

On October 21, 2019, the Company took delivery of its newbuilding aframax tanker Mediterranean Voyager for $51,980. In 2018, there were no vessel acquisitions.

Sales

There were no vessel sales in 2019.

On April 11, 2018, the Company sold the VLCC Millennium, for net proceeds of $17,136, realizing a net loss of $364. The loss from the sale of the vessel is separately reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss).

Sale and Leaseback

On December 21, 2017, the Company entered into a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. The agreed net sale price was $32,600 each. Under these leaseback agreements, there is a seller’s credit of $13,000 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. At December 31, 2019 and 2018, the Company has assessed the recoverability of seller’s credit. There was no indication of impairment.   Following adoption of ASC 842 and the package of practical expedients, the Company continues to account for the transaction as an operating lease.

  Upon adoption of ASC 842, the Company as at January 1, 2019, recognized on its consolidated balance sheet a right-of-use asset of $29,382 based on the present value of the future minimum lease payments and an obligation under operating leases of $29,382. The Company has not incurred any initial direct costs for the sale and leaseback transaction and has not performed any payments prior to the commencement date of the contract. The leaseback agreements include three one-year option periods, following completion of the initial five-year charters, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 5.45% and the weighted average remaining lease term was 2.98 years as at December 31, 2019. Amortization of the right-of-use asset is recognized on a straight-line basis from the commencement date of the contract to the end of the non-cancellable lease period, provided that no impairment will be recognized over the lease term. As at December 31, 2019, both the right-of use asset and the corresponding obligation under operating leases were $21,428 (current portion $7,534 and non-current portion $13,894).

Year	Lease Commitment
2020	$8,191
2021	8,191
2022	8,191

Minimum net lease payments	$24,573
Less: Present value discount	(3,145)

Total Obligations under operating leases (current and non-current portion)	$21,428

The amount of $15,408 was recognized as sublease income for the year ended December 31, 2019, compared to $11,599 for the corresponding period of 2018.

Impairment

As of December 31, 2019, the Company reviewed the carrying amount in connection with the estimated recoverable amount and the probability of sale for each of its vessels and vessels under construction. This review indicated that such carrying amount was not fully recoverable for three of the Company’s vessels classified as held for sale (Note 1(j)); Archangel, Alaska, Izumo Princess and for four of the Company’s vessels held and used (Note 1(i)); Amphitrite, Arion, Andromeda, Aegeas. Consequently, the carrying value of five of the above vessels (Amphitrite, Arion, Andromeda, Aegeas, Izumo Princess) totaling $102,550, has been written down to $79,300 based on the lower of the carrying amounts and Level 2 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine valuers. The carrying value of two of the above vessels (Archangel, Alaska) totaling $64,433, has been written down to $61,070 based on the lower of their carrying amounts and Level 1 inputs indicative of the vessels’ sales prices, less cost to sell. The resulting impairment charge was $26,613 and is reflected in the accompanying Consolidated Statements of Comprehensive Income (Loss). In 2018, there was an impairment charge of $65,965 relating to Silia T, Byzantion, Bosporos, Selini, Salamina plus an advance for a construction later abandoned. In 2017, there was an impairment charge of $8,922 relating to the vessels Silia T and Millennium.